Intangible Assets - Changes (Details) - P3 Health Partners Inc.		1 Months Ended		3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022 USD ($)	Jun. 30, 2021	Dec. 02, 2021 USD ($) Asset	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor		Successor	Successor	Predecessor	Predecessor	Successor	Predecessor	Predecessor	Predecessor	Predecessor
Balance at the beginning		$ 835,400,000	$ 2,011,208				$ 835,838,605
Acquisitions		7,400,271							$ 2,045,604
Amortization		(6,961,666)	(6,961,666)				(42,285,014)		(34,396)
Balance at the end	$ 835,838,605	835,838,605	835,838,605	$ 793,553,591			793,553,591		2,011,208
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Balance at the beginning		684,000,000	2,011,208				678,300,000
Acquisitions									2,045,604
Amortization		(5,700,000)					(34,200,000)		(34,396)
Balance at the end	678,300,000	678,300,000	678,300,000	644,100,000			644,100,000		$ 2,011,208
Customer relationships related medical practices acquired | Asset									2
Trademarks
Finite-Lived Intangible Assets [Line Items]
Balance at the beginning		147,700,000					147,369,167
Acquisitions		900,000
Amortization		(1,230,833)					(7,610,000)
Balance at the end	147,369,167	147,369,167	147,369,167	139,759,167			139,759,167
Provider Contracts
Finite-Lived Intangible Assets [Line Items]
Balance at the beginning							4,700,271
Acquisitions		4,700,271
Amortization							(235,014)
Balance at the end	4,700,271	4,700,271	4,700,271	4,465,257			4,465,257
Provider Network
Finite-Lived Intangible Assets [Line Items]
Balance at the beginning		3,700,000					4,769,167
Acquisitions		1,100,000
Amortization		(30,833)					(240,000)
Balance at the end	4,769,167	4,769,167	4,769,167	4,529,167			4,529,167
Other
Finite-Lived Intangible Assets [Line Items]
Balance at the beginning							700,000
Acquisitions		700,000
Balance at the end	$ 700,000	$ 700,000	$ 700,000	$ 700,000			$ 700,000